GROUP STRUCTURE (Details 7) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates		$ (6)	$ 23	$ (6)
Share of profit (loss) of joint ventures		111	94	91
Total investments in associates and joint ventures		105	117	85
C I E S A [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures		43	50	11
C T B [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures		41	49	64
Citelec [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures		3	(3)	13
Greenwind [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures	[1]	24	(2)	3
Refinor [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates		(12)	(2)	(2)
O C P [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates		(1)	18	(5)
T G S 1 [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates		$ 7	$ 7	$ 1

[1]	See Note 5.1.3.